DISPOSITION OF BUSINESSES - Additional Information (Details) - U.K. regulated distribution business - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	May 12, 2021
Disclosure of subsidiaries [line items]
Proceeds from Disposition of Subsidiary		$ 820
Net Proceeds from Disposition of Subsidiary [Line Items]		$ 340
Gain (Loss) on Disposition of Business	$ 195
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	142
Reclassification adjustments on exchange differences on translation, net of tax	17
Parent [member]
Disclosure of subsidiaries [line items]
Gain (Loss) on Disposition of Business	$ 155